Summary of Significant Accounting Policies - In-app purchase (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net revenues	$ 30,318,816	$ 31,976,268	$ 83,926,614
In-app purchase revenue
Net revenues	$ 19,510,797	$ 6,470,995	$ 4,110,704
In-app purchase revenue | Online literature | Revenue | Product
Concentration risk (as a percent)	96.90%	75.80%	43.30%
In-app purchase revenue | Mobile games | Revenue | Product
Concentration risk (as a percent)	3.10%	24.20%	56.70%